As filed with the Securities and Exchange Commission on December 10, 2002

                                        Registration No. 333-62270 and 811-10399
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                  _____________

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 3    [X]

                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                 Amendment No. 5           [X]

                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

(Name and Address of Agent for Service)              Copy to:

            BRIAN BOOKER                         CATHY G. O'KELLY
       HENDERSON GLOBAL FUNDS           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
737 NORTH MICHIGAN AVENUE, SUITE 1950        222 NORTH LASALLE STREET
      CHICAGO, ILLINOIS 60611                 CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b); or
[X]      on January 10, 2003 pursuant to paragraph (b); or
[ ]      60 days after filing pursuant to paragraph (a)(1); or
[ ]      on (date) pursuant to paragraph (a)(1); or
[ ]      75 days after filing pursuant to paragraph (a)(2); or
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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             This Post-Effective Amendment to the Registration Statement on Form
N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on September 27, 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that this Post-Effective Amendment No. 3 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois on the 10th day of December, 2002.

                                     HENDERSON GLOBAL FUNDS

                                     By: /s/ Sean Dranfield
                                         ---------------------------------------
                                         Sean Dranfield, Trustee and President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 10th day of December, 2002.

SIGNATURE                             TITLE
---------                             -----

/s/ Charles H. Wurtzebach             Trustee and Chairman
--------------------------------
Charles H. Wurtzebach*

/s/ Roland C. Baker                   Trustee
--------------------------------
Roland C. Baker*

/s/ Faris F. Chesley                  Trustee
--------------------------------
Faris F. Chesley*

/s/ C. Gary Gerst                     Trustee
--------------------------------
C. Gary Gerst*

/s/ Sean Dranfield                    Trustee and President
--------------------------------
Sean Dranfield

/s/ Steven M. Hill                    Treasurer and Chief Financial and
--------------------------------      Accounting Officer
Steven M. Hill

* Sean Dranfield signs this document pursuant to powers of attorney previously filed.